Schedule of Investments (unaudited) January 31, 2022	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.0%
BAE Systems PLC	1,717,507	$13,440,786
Huntington Ingalls Industries, Inc.	49,388	9,245,434
MTU Aero Engines AG	55,557	11,821,928

		34,508,148

Auto Components — 1.7%
Lear Corp.	44,314	7,414,618
Magna International, Inc.	52,688	4,247,180

		11,661,798

Automobiles — 0.8%
General Motors Co.(a)	99,882	5,266,778

Banks — 4.9%
First Citizens BancShares, Inc., Class A	14,889	11,599,722
KeyCorp.	219,780	5,507,687
M&T Bank Corp.	45,176	7,651,911
Wells Fargo & Co.	174,217	9,372,874

		34,132,194

Beverages — 1.3%
Constellation Brands, Inc., Class A	38,469	9,146,005

Biotechnology — 0.4%
Biogen, Inc.(a)	13,771	3,112,246

Capital Markets — 3.4%
Credit Suisse Group AG, ADR	559,464	5,331,692
Invesco Ltd	278,129	6,302,403
Raymond James Financial, Inc.	110,348	11,682,543

		23,316,638

Chemicals — 0.7%
Corteva, Inc.	103,536	4,978,011

Communications Equipment — 0.9%
Ciena Corp.(a)	94,621	6,274,318

Consumer Finance — 1.4%
Capital One Financial Corp.	65,490	9,609,348

Containers & Packaging — 1.6%
Sealed Air Corp.	160,639	10,910,601

Diversified Financial Services — 6.1%
Acropolis Infrastructure Acquisition Corp.(a)	50,766	43,019
Acropolis Infrastructure Acquisition Corp., Class-A(a)	152,300	1,475,787
Apollo Global Management, Inc.	185,910	13,013,700
Cannae Holdings, Inc.(a)	289,420	8,644,976
Equitable Holdings, Inc.	440,194	14,808,126
GX Acquisition Corp. II, Class A(a)	117,322	1,146,236
Jackson Financial, Inc.	88,255	3,386,344

		42,518,188

Electric Utilities — 1.7%
American Electric Power Co., Inc.	40,032	3,618,893
Edison International	72,320	4,540,973
Pinnacle West Capital Corp.	48,446	3,372,326

		11,532,192

Electrical Equipment — 0.5%
Siemens Energy AG(a)	147,132	3,309,419

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	87,248	$3,521,330
Vontier Corp.	121,866	3,425,653

		6,946,983

Entertainment — 1.1%
World Wrestling Entertainment, Inc., Class A	153,498	7,665,690

Equity Real Estate Investment Trusts (REITs) — 1.5%
Lamar Advertising Co., Class A	30,641	3,393,797
SL Green Realty Corp.	95,635	6,935,450

		10,329,247

Food Products — 1.0%
Danone SA	57,488	3,584,438
JDE Peet’s NV	116,391	3,485,226

		7,069,664

Health Care Equipment & Supplies — 4.4%
Alcon, Inc.	41,822	3,224,836
DENTSPLY SIRONA, Inc.	253,259	13,529,096
Koninklijke Philips NV	108,018	3,593,034
Koninklijke Philips NV, NY Shares	35,924	1,195,551
Zimmer Biomet Holdings, Inc.	75,824	9,327,868

		30,870,385

Health Care Providers & Services — 5.0%
AmerisourceBergen Corp.	25,092	3,417,530
Anthem, Inc.	12,898	5,687,889
Cigna Corp.	54,414	12,540,251
Laboratory Corp. of America Holdings(a)	35,436	9,615,913
McKesson Corp.	12,817	3,290,380

		34,551,963

Hotels, Restaurants & Leisure — 0.0%
Sweetgreen, Inc., Class A(a)	7,609	230,172

Household Durables — 2.1%
Newell Brands, Inc.	353,485	8,204,387
Panasonic Corp.	606,300	6,675,063

		14,879,450

Household Products — 0.5%
Reckitt Benckiser Group PLC	46,729	3,786,082

Insurance — 8.3%
Allstate Corp.	38,926	4,697,200
American International Group, Inc.	230,430	13,307,333
Arthur J. Gallagher & Co.	17,993	2,841,814
Assurant, Inc.	41,024	6,256,570
Fidelity National Financial, Inc.	185,473	9,338,566
Progressive Corp.	37,287	4,051,605
Prudential PLC	178,854	3,014,713
RenaissanceRe Holdings Ltd.	28,427	4,467,872
Willis Towers Watson PLC	41,489	9,706,767

		57,682,440

Interactive Media & Services — 0.4%
Yelp, Inc.(a)	83,199	2,873,693

IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A	133,045	11,364,704
FleetCor Technologies, Inc.(a)	64,296	15,319,165

		26,683,869

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.5%
Komatsu Ltd.	554,400	$13,931,484
Stanley Black & Decker, Inc.	19,311	3,372,666

		17,304,150

Media — 2.4%
Discovery, Inc., Class A(a)	141,083	3,937,627
Fox Corp., Class A	224,245	9,106,589
Fox Corp., Class B	15,189	564,727
ViacomCBS, Inc., Class B	101,678	3,401,129

		17,010,072

Metals & Mining — 2.3%
Barrick Gold Corp.	378,681	7,251,741
Steel Dynamics, Inc.	155,968	8,659,343

		15,911,084

Multiline Retail — 2.1%
Dollar General Corp.	31,656	6,599,643
Dollar Tree, Inc.(a)	61,313	8,045,492

		14,645,135

Multi-Utilities — 4.0%
Ameren Corp.	40,659	3,608,079
CenterPoint Energy, Inc.	203,853	5,781,271
NiSource, Inc.	155,719	4,543,880
Public Service Enterprise Group, Inc.	98,517	6,554,336
Sempra Energy	50,494	6,976,251

		27,463,817

Oil, Gas & Consumable Fuels — 5.7%
ConocoPhillips	133,411	11,822,883
Enterprise Products Partners LP	279,119	6,598,373
EQT Corp.(a)	666,244	14,157,685
Hess Corp.	74,892	6,911,783

		39,490,724

Pharmaceuticals — 2.9%
Bayer AG, Registered Shares	159,244	9,674,687
Elanco Animal Health, Inc.(a)	127,425	3,318,147
Viatris, Inc.	457,242	6,844,913

		19,837,747

Professional Services — 1.8%
Leidos Holdings, Inc.	136,420	12,202,769

Real Estate Management & Development(a) — 1.9%
Howard Hughes Corp.	105,855	10,194,895
Realogy Holdings Corp.	191,645	3,162,143

		13,357,038

Semiconductors & Semiconductor Equipment — 0.7%
Skyworks Solutions, Inc.	32,363	4,741,827

Software — 4.9%
CDK Global, Inc.	265,572	11,411,629

Security	Shares	Value

Software (continued)
Citrix Systems, Inc.	49,816	$5,078,243
Expensify, Inc.(a)	17,826	521,410
SS&C Technologies Holdings, Inc.	216,373	17,281,712

		34,292,994

Specialty Retail — 0.7%
Ross Stores, Inc.	50,782	4,963,940

Textiles, Apparel & Luxury Goods — 1.7%
Ralph Lauren Corp.	109,270	12,111,487

Tobacco — 1.3%
British American Tobacco PLC, ADR	205,200	8,817,444

Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B	95,326	4,834,934
Vodafone Group PLC	3,127,542	5,491,540

		10,326,474

Total Common Stocks — 95.9% (Cost: $595,831,929)		666,322,224

Warrants

Diversified Financial Services — 0.0%
GX Acquisition Corp. II, (Expires 12/31/28)(a)	38,656	15,466

Total Warrants — 0.0% (Cost: $30,500)		15,466

Total Long-Term Investments — 95.9% (Cost: $595,862,429)		666,337,690

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	31,314,183	31,314,183
SL Liquidity Series, LLC, Money Market Series, 0.17%(b)(c)(d)	3,234,814	3,235,138

Total Short-Term Securities — 5.0% (Cost: $34,549,332)		34,549,321

Total Investments — 100.9% (Cost: $630,411,761)		700,887,011

Liabilities in Excess of Other Assets — (0.9)%		(6,535,576)

Net Assets — 100.0%		$694,351,435

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Mid-Cap Value Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$19,599,861	$11,714,322	(a)	$—	$—	$—	$31,314,183	31,314,183	$1,021		$—
SL Liquidity Series, LLC, Money Market Series	658,867	2,576,289	(a)	—	(7)	(11)	3,235,138	3,234,814	7,547	(b)	—

					$(7)	$(11)	$34,549,321		$8,568		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,245,434	$25,262,714	$—	$34,508,148
Auto Components	11,661,798	—	—	11,661,798
Automobiles	5,266,778	—	—	5,266,778
Banks	34,132,194	—	—	34,132,194
Beverages	9,146,005	—	—	9,146,005
Biotechnology	3,112,246	—	—	3,112,246
Capital Markets	23,316,638	—	—	23,316,638
Chemicals	4,978,011	—	—	4,978,011
Communications Equipment	6,274,318	—	—	6,274,318
Consumer Finance	9,609,348	—	—	9,609,348
Containers & Packaging	10,910,601	—	—	10,910,601

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Financial Services	$42,518,188	$—	$—	$42,518,188
Electric Utilities.	11,532,192	—	—	11,532,192
Electrical Equipment	—	3,309,419	—	3,309,419
Electronic Equipment, Instruments & Components	6,946,983	—	—	6,946,983
Entertainment	7,665,690	—	—	7,665,690
Equity Real Estate Investment Trusts (REITs)	10,329,247	—	—	10,329,247
Food Products	—	7,069,664	—	7,069,664
Health Care Equipment & Supplies	24,052,515	6,817,870	—	30,870,385
Health Care Providers & Services	34,551,963	—	—	34,551,963
Hotels, Restaurants & Leisure	230,172	—	—	230,172
Household Durables	8,204,387	6,675,063	—	14,879,450
Household Products	—	3,786,082	—	3,786,082
Insurance	54,667,727	3,014,713	—	57,682,440
Interactive Media & Services	2,873,693	—	—	2,873,693
IT Services	26,683,869	—	—	26,683,869
Machinery	3,372,666	13,931,484	—	17,304,150
Media	17,010,072	—	—	17,010,072
Metals & Mining	15,911,084	—	—	15,911,084
Multiline Retail	14,645,135	—	—	14,645,135
Multi-Utilities	27,463,817	—	—	27,463,817
Oil, Gas & Consumable Fuels	39,490,724	—	—	39,490,724
Pharmaceuticals	10,163,060	9,674,687	—	19,837,747
Professional Services	12,202,769	—	—	12,202,769
Real Estate Management & Development	13,357,038	—	—	13,357,038
Semiconductors & Semiconductor Equipment	4,741,827	—	—	4,741,827
Software	34,292,994	—	—	34,292,994
Specialty Retail	4,963,940	—	—	4,963,940
Textiles, Apparel & Luxury Goods	12,111,487	—	—	12,111,487
Tobacco	8,817,444	—	—	8,817,444
Wireless Telecommunication Services	4,834,934	5,491,540	—	10,326,474
Warrants	15,466	—	—	15,466
Short-Term Securities
Money Market Funds	31,314,183	—	—	31,314,183

	$612,618,637	$85,033,236	$—	697,651,873

Investments Valued at NAV(a)				3,235,138

				$700,887,011

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

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